PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                        PHOENIX INSIGHT MONEY MARKET FUND
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

   Supplement dated May 1, 2007 to the Class A and Class C Shares Prospectus,
                         Class I Shares Prospectus and
                 Money Market Funds - Class A Shares Prospectus,
                             each dated May 1, 2007


IMPORTANT NOTICE TO INVESTORS

In the section "How is the Share Price Determined," the disclosure describing the determination of net asset values for the Money Market Funds will become effective on May 14, 2007.

Until that date, the following disclosure applies:

     The net asset value per share of each class of the Tax-Exempt Money Market Fund is determined as of 12:00 Noon eastern time. The net asset value per share of each class of the Government Money Market Fund is determined as of 3:30 PM eastern time and the net asset value per share of each class of the Money Market Fund is determined as of 12:00 Noon eastern time and as of 3:30 PM eastern time.

Additionally, in the section "At what price are shares purchased," the procedure described for Money Market Funds will become effective May 14, 2007. Until that date, the procedure described for Non-Money Market Funds also applies to Money Market Funds.


     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PXP ____--MMFs-NAV (5/07)




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                           PHOENIX INSIGHT FUNDS TRUST

                        PHOENIX INSIGHT MONEY MARKET FUND

                       Supplement dated May 1, 2007 to the
                 Money Market Fund - Exchange Shares Prospectus
                                dated May 1, 2007


IMPORTANT NOTICE TO INVESTORS

In the section "How is the Share Price Determined," the disclosure describing the determination of net asset values for the Money Market Fund will become effective on May 14, 2007.

Until that date, the following disclosure applies:

     The net asset value per share of the Money Market Fund is calculated twice daily, as of 12:00 Noon eastern time and as of 3:30 PM eastern time on days when the New York Stock Exchange (the "NYSE") is open for trading.

Additionally, in the section "At what price are shares purchased," the procedure described for the Money Market Fund will become effective May 14, 2007.

Until that date, the following disclosure applies:

     All investments received by the fund's authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on the net asset value next calculated after your order has been accepted by the authorized agent.


     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PXP 4494--MMF-NAV (5/07)

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


                           PHOENIX INSIGHT FUNDS TRUST

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
                        PHOENIX INSIGHT MONEY MARKET FUND
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND

     Supplement dated May 1, 2007 to the Statement of Additional Information dated May 1, 2007


IMPORTANT NOTICE TO INVESTORS

In the section "Net Asset Value" the disclosure describing the determination of net asset values for the Money Market Funds will become effective on May 14, 2007.

Until that date, the following disclosure applies:

     The net asset value per share of each Fund is determined at least as often as each day that the New York Stock Exchange ("NYSE") is open for trading.

In the section "Alternative Purchase Arrangements" the disclosure describing purchases of the Money Market Funds will become effective on May 14, 2007.

Until that date, the disclosure for purchases of Non-Money Market Funds also applies to Money Market Funds.


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 4561--MMFs-NAV (5/07)